Land Use Rights (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 10,324	¥ 66,878	¥ 66,878
Accumulated amortization	(339)	(2,196)	(703)
Land use rights, net	$ 9,985	¥ 64,682	¥ 66,175